Equity (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Equity (Details) [Line Items]
Share capital, description	In February 2021, following approval of the general meeting of the Company’s shareholders, the Company increased its authorized share capital by NIS 1,250,000 thousand, such that the authorized share capital of the Company was NIS 2,500,000 thousand divided into 500,000,000 ordinary shares, par value NIS 5.00 each.
Aggregate shares issued		74,100,000	163,542,447
Pre-funded warrants		832,980,000	430,000
Gross proceeds (in Dollars)			$ 710,013
Total net proceeds (in Dollars)			$ 650,115
Non-tradable warrants		1,137,500	7,365,289
Issuance expenses (in Dollars)		$ 796,346
Treasury Shares [Member]
Equity (Details) [Line Items]
Ordinary shares issued				10,540
Constituted issued and paid up share capital percentage				0.004%